Property and equipment - Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Depreciation expense of right-of-use assets	$ (5,405)	$ (5,138)	$ (5,057)
Interest expense on lease liabilities	(1,527)	(1,516)	(1,447)
Rent expense from short-term leases	1,740	1,549	1,883
Total amount recognised in profit or loss	$ (8,672)	$ (8,203)	$ (8,387)